Schedule of Investments – IQ Chaikin U.S. Large Cap ETF

January 31, 2022 (unaudited)

	Shares	Value
Common Stocks — 99.9%

Communication Services — 7.7%
Activision Blizzard, Inc.	31,916	$2,521,683
Alphabet, Inc., Class A*	1,441	3,899,447
Charter Communications, Inc., Class A*	4,811	2,854,559
Comcast Corp., Class A	54,857	2,742,302
Liberty Broadband Corp., Class C*	19,769	2,933,917
Meta Platforms, Inc., Class A*	10,080	3,157,661
Snap, Inc., Class A*	56,767	1,847,198
Take-Two Interactive Software, Inc.*	16,800	2,744,112
T-Mobile US, Inc.*	23,690	2,562,547

Total Communication Services		25,263,426

Consumer Discretionary — 9.3%
Amazon.com, Inc.*	959	2,868,820
AutoZone, Inc.*	2,114	4,199,144
Dollar General Corp.	14,649	3,054,024
Garmin Ltd.	22,512	2,800,943
Home Depot, Inc. (The)	9,725	3,568,880
NVR, Inc.*	629	3,350,821
O’Reilly Automotive, Inc.*	5,850	3,812,738
Target Corp.	14,986	3,303,364
Tractor Supply Co.	16,762	3,659,312

Total Consumer Discretionary		30,618,046

Consumer Staples — 4.5%
Archer-Daniels-Midland Co.	52,075	3,905,625
Hershey Co. (The)	18,768	3,698,610
PepsiCo, Inc.	20,984	3,641,144
Tyson Foods, Inc., Class A	39,950	3,631,055

Total Consumer Staples		14,876,434

Energy — 1.6%
DT Midstream, Inc.	11,147	576,300
EOG Resources, Inc.	42,409	4,727,755

Total Energy		5,304,055

Financials — 13.6%
Aflac, Inc.	57,997	3,643,372
Allstate Corp. (The)	25,835	3,117,509
Bank of New York Mellon Corp. (The)	62,768	3,719,632
Berkshire Hathaway, Inc., Class B*	11,620	3,637,292
BlackRock, Inc.	3,938	3,240,738
Charles Schwab Corp. (The)	45,539	3,993,770
Chubb Ltd.	18,791	3,707,088
Markel Corp.*	2,606	3,212,520
Nasdaq, Inc.	20,130	3,607,497
Northern Trust Corp.	28,240	3,293,914
Progressive Corp. (The)	31,047	3,373,567
T Rowe Price Group, Inc.	17,567	2,712,872
Travelers Cos., Inc. (The)	19,737	3,279,895

Total Financials		44,539,666

Health Care — 16.9%
Abbott Laboratories	24,769	3,157,057
AmerisourceBergen Corp.	25,140	3,424,068
Baxter International, Inc.	35,193	3,006,890
Becton Dickinson and Co.	12,209	3,102,795
Cardinal Health, Inc.	48,862	2,519,813
Cigna Corp.	12,279	2,829,818
CVS Health Corp.	39,458	4,202,672
Danaher Corp.	13,189	3,769,284
IDEXX Laboratories, Inc.*	6,067	3,077,789
Johnson & Johnson	18,061	3,111,730
McKesson Corp.	15,218	3,906,765
Regeneron Pharmaceuticals, Inc.*	6,275	3,818,902
Stryker Corp.	12,188	3,023,233
Teladoc Health, Inc.*	16,332	1,252,828
UnitedHealth Group, Inc.	7,979	3,770,636
Vertex Pharmaceuticals, Inc.*	13,813	3,357,250
West Pharmaceutical Services, Inc.	10,534	4,142,180

Total Health Care		55,473,710

Industrials — 10.2%
3M Co.	15,405	2,557,538
AMETEK, Inc.	23,239	3,178,398
Caterpillar, Inc.	12,803	2,580,573
Cummins, Inc.	11,457	2,530,622
Deere & Co.	7,933	2,985,981
General Dynamics Corp.	16,348	3,467,411
L3Harris Technologies, Inc.	14,644	3,064,843
Lockheed Martin Corp.	8,034	3,126,270
Northrop Grumman Corp.	9,172	3,392,723
Old Dominion Freight Line, Inc.	12,346	3,727,628
PACCAR, Inc.	32,497	3,021,896

Total Industrials		33,633,883

Information Technology — 26.8%
Accenture PLC, Class A	10,745	3,799,217
Adobe, Inc.*	6,246	3,337,238
Akamai Technologies, Inc.*	29,130	3,336,842
ANSYS, Inc.*	8,743	2,972,707
Arista Networks, Inc.*	39,330	4,889,112
Automatic Data Processing, Inc.	15,749	3,246,971
Broadcom, Inc.	6,401	3,750,218
Cadence Design Systems, Inc.*	21,668	3,296,570
CDW Corp.	17,907	3,385,318
Citrix Systems, Inc.	21,147	2,155,725
Coupa Software, Inc.*	11,665	1,566,260
Dell Technologies, Inc., Class C*	66,566	3,781,615
DocuSign, Inc.*	14,661	1,843,914
Fiserv, Inc.*	24,936	2,635,735
HP, Inc.	93,490	3,433,888
Intel Corp.	46,381	2,264,320
International Business Machines Corp.	22,274	2,975,138
Intuit, Inc.	7,748	4,301,922
Kyndryl Holdings, Inc.*	4,454	75,184
Microsoft Corp.	12,591	3,915,549
salesforce.com, Inc.*	14,010	3,259,146
Synopsys, Inc.*	11,978	3,719,169
Texas Instruments, Inc.	15,707	2,819,249
Trade Desk, Inc. (The), Class A*	45,549	3,167,478
Tyler Technologies, Inc.*	6,991	3,312,336
VeriSign, Inc.*	14,935	3,243,583
VMware, Inc., Class A	24,052	3,090,201
Zscaler, Inc.*	17,291	4,445,689

Total Information Technology		88,020,294

Materials — 1.8%
Corteva, Inc.	63,671	3,061,302
Newmont Corp.	49,251	3,012,683

Total Materials		6,073,985

Real Estate — 5.7%
Crown Castle International Corp.	17,245	3,147,385
Essex Property Trust, Inc.	10,920	3,630,900
Invitation Homes, Inc.	92,790	3,895,324
Prologis, Inc.	28,003	4,391,430

Schedule of Investments – IQ Chaikin U.S. Large Cap ETF (continued)

January 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)

Real Estate (continued)
Sun Communities, Inc.	19,783	$3,738,196

Total Real Estate		18,803,235

Utilities — 1.8%
CMS Energy Corp.	48,487	3,121,593
DTE Energy Co.	22,294	2,684,867

Total Utilities		5,806,460

Total Common Stocks
(Cost $278,675,267)		328,413,194

Short-Term Investment — 0.1%

Money Market Fund — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(a)
(Cost $210,002)	210,002	210,002

Total Investments — 100.0%
(Cost $278,885,269)		328,623,196
Other Assets and Liabilities, Net — 0.0%(b)		62,698
Net Assets — 100.0%		$328,685,894

*	Non-income producing securities.
(a)	Reflects the 1-day yield at January 31, 2022.
(b)	Less than 0.05%.

Schedule of Investments – IQ Chaikin U.S. Large Cap ETF (continued)

January 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$328,413,194	$–	$–	$328,413,194
Short-Term Investment:
Money Market Fund	210,002	–	–	210,002
Total Investments in Securities	$328,623,196	$–	$–	$328,623,196

(c)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.